Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

15. SUBSEQUENT EVENTS

In July 2016, the Company assigned a U.S. patent application to one of the members of the Company’s board of directors, Eric Swanson, in exchange for the option to obtain an exclusive license to the patent in the field of network communications systems, and a non-exclusive license in all fields of use other than in the field of network communications systems or optical coherence tomography systems and methods.

18. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring through February 19, 2016, the date that these consolidated financial statements were available to be issued, and determined that no subsequent events occurred that would require recognition or disclosure in these consolidated financial statements, apart from the amendment to the Working Capital Line of Credit (see Note 8).